Pension and Other Post-Employment Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 362	$ 437
Estimated Net Actuarial Loss And Net Prior Service Costs For The Plans That Will Be Amortized From Accumulated Other Comprehensive Income Into Net Benefit Plan Expense	0
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	7
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.75%
Defined Benefit Plan, Actual Return on Plan Assets	40	26
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Average Remaining Service Period Of Active Participates In Plan In Years	5 years
Pension and Other Postretirement Benefit Expense	64	50	57
Accumulated Benefit Obligation	72	332
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.75%	6.75%	6.75%
Defined Benefit Plan, Actual Return on Plan Assets	40	26
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Average Remaining Service Period Of Active Participates In Plan In Years	12 years
Pension and Other Postretirement Benefit Expense	11	18	17
Accumulated Benefit Obligation	93	105
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent Of Pension Plan Assets Invested	39.00%	37.00%
Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Percent Of Pension Plan Assets Invested	29.00%	26.00%
Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent Of Pension Plan Assets Invested	26.00%	30.00%
Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent Of Pension Plan Assets Invested	6.00%	7.00%
Operating Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	60	55	60
General and Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	$ 15	$ 13	$ 14